The Variable Annuity Life Insurance Company
Independence Plus
Updating Summary Prospectus For Existing Investors
May 2, 2022
This updating summary prospectus provides updated information about Independence Plus group and individual fixed and variable deferred annuity contracts issued by The Variable Annuity Life Insurance Company.
The Contract is primarily used in connection with employer-sponsored qualified retirement plans, for which the employer is the Contract owner and participating employees receive certificates related to the Contract, and individual retirement accounts (IRAs). Nonqualified Contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you.
The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://www.aigrs.com/prospectus-and-reports/annuities. You can also obtain this information at no cost by calling us at 1-800-448-2542 or by writing to our Annuity Service Center (VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105).
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Special Terms Used in this Summary Prospectus

Account Value	The current value of your investment in the Fixed Account Options and Variable Account Options that has not yet been applied to annuity payments.
Contract	The group and individual fixed and variable deferred annuity contracts summarized in this summary prospectus and described in more detail in the prospectus.
Fixed Account Option	Any investment option that is guaranteed to earn at least a minimum rate of interest.
Fixed Account Plus	A type of Fixed Account Option under the Contract.
Fund or Mutual Fund	An investment portfolio of a registered open-end management investment company, which serves as the underlying investment vehicle for a Variable Account Option.
Market Close	The close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, on each day the NYSE is open for business.
Participant	The individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.
Purchase Payment	An amount of money you or your employer pay to VALIC to receive the benefits of a Contract.
Short-Term Fixed Account	A type of Fixed Account Option under the Contract.
VALIC (we, us, our)	The Variable Annuity Life Insurance Company.
Variable Account Option	Any variable investment option under the Contract. Each Variable Account Option invests in the shares of a single Fund.

Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since the prospectus dated May 3, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
On April 29, 2022 after Market Close, the Company substituted shares of the VALIC Company I Government Money Market I Fund with shares of the Goldman Sachs VIT Government Money Market Fund Institutional Shares. Any Account Value that you had invested in the Division corresponding to the VALIC Money Market Fund was automatically invested in the Division corresponding to the Goldman Sachs Money Market Fund. Accordingly, as of May 2, 2022, the Division corresponding to the VALIC Money Market Fund is no longer an available investment option.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
•No surrender charge will be applied if your account has been in effect for
15 years or longer, or your account has been in effect for 5 years or longer and you have attained age 59½. There will be no surrender charge on
Purchase Payments received more than 60 months prior to surrender.
Also, in any Participant Year, withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.
				Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•There may also be taxes on Purchase Payments.
				Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the investment options you have elected.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.00%	1.00%
	Investment Options[2] (Fund fees and expenses)	0.20%	0.90%
1 As a percentage of average daily net asset value allocated to a Variable
Account Option, plus for the Maximum charge, an amount attributable to the annual variable account option maintenance charge.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses. Currently, there are no amounts deemed to be platform expenses.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,238	Highest Annual Cost: $1,944
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract and Fund fees and
expenses
•No optional benefits
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract and Fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•You may be subject to a market value adjustment if you make an early withdrawal.
•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including each Fixed Account Option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.aigrs.com.

RESTRICTIONS
Investments
•Certain investment options may not be available under your Contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Options are subject to special restrictions.
•We reserve the right to remove or substitute Funds as investment options.
Fixed and Variable Account Options Transfers Between Investment Options
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchased the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.
•Withdrawals may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
VALIC no longer pays commissions to financial professionals for sales or subsequent Purchase Payments made into the Contracts. In addition, the
Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.
General Information – Distribution of the Contracts
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://www.aigrs.com/prospectus-and-reports/annuities . You can also request this information at no cost by calling 1-800-448-2542. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as platform expenses. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[5]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Stock Index Fund[2,4] Adviser: VALIC Sub-Adviser: SunAmerica	0.29%	None	0.29%	28.35%	18.09%	16.16%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.35%	None	0.35%	24.32%	12.70%	13.85%
Domestic Small- Cap Equity	Small Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.42%	None	0.42%	14.44%	11.68%	12.99%
Global Equity (International and Domestic)	International Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.65%	None	0.65%	12.45%	11.52%	11.61%
International Equity	International Equities Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	11.03%	9.18%	7.43%
Hybrid (Equity and Fixed Income)	Asset Allocation Fund[2,4] Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	16.74%	9.16%	8.65%
Fixed Income	Core Bond Fund[2,4] Adviser: VALIC Sub-Adviser: PineBridge	0.53%	None	0.53%	-0.76%	4.07%	3.43%
	Goldman Sachs VIT Government Money Market Fund[3,4] Adviser: Goldman Sachs	0.18%	None	0.18%	0.01%	1.01%	0.65%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	-2.32%	2.62%	1.98%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.65%	None	0.65%	-5.86%	3.40%	2.11%
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Goldman Sachs – Goldman Sachs Asset Management, L.P.
•
JPMIM – J.P. Morgan Investment Management Inc.
•
PineBridge – PineBridge Investments LLC
•
SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
•
VALIC – The Variable Annuity Life Insurance Company
2 A VALIC Company I Fund.
3 On or about April 29, 2022, after Market Close, VALIC substituted shares of the VALIC Company I Government Money Market I Fund with shares of the Goldman Sachs VIT Government Money Market Fund Institutional Shares.
4 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
5 A Platform Expense may only be increased to the extent that the Base Contract Expense plus the Platform Expense does not exceed 1.25%.

* * *
This summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Contract, both dated May 2, 2022, as may be amended or supplemented from time to time. The SAI may be obtained free of charge in the same manner as the prospectus.
EDGAR Contract Identifier: C000004709
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All Rights Reserved.